Financial Instruments (Details) - $ / shares			12 Months Ended
	Jun. 22, 2023	Dec. 31, 2021	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2022
Financial Instruments (Details) [Line Items]
Exercise price of per share (in Dollars per share)	$ 0.0001
Warrants term		5 years
Initial Public Offering [Member]
Financial Instruments (Details) [Line Items]
Share issued		2,000,000
Ordinary shares [Member]
Financial Instruments (Details) [Line Items]
Share issued		2,000,000
Bottom of range [member]
Financial Instruments (Details) [Line Items]
Percentage of annual interest rate			2.30%
Top of range [member]
Financial Instruments (Details) [Line Items]
Percentage of annual interest rate			6.30%
Tradable Warrants [Member]
Financial Instruments (Details) [Line Items]
Share issued		2,000,000
Exercise price of per share (in Dollars per share)		$ 6
Warrants [member]
Financial Instruments (Details) [Line Items]
Share issued				3,000,000	645,000
Exercise price of per share (in Dollars per share)					$ 6
Warrants Outstanding shares			4,755,000
Pre-Funded Warrants [Member]
Financial Instruments (Details) [Line Items]
Share issued	1,670,000
Number of shares issued per unit	1
Investor Warrants [Member]
Financial Instruments (Details) [Line Items]
Warrants Outstanding shares			4,355,000
Broker Warrants [Member]
Financial Instruments (Details) [Line Items]
Warrants Outstanding shares			400,000